Expense Example - Voya Large Cap Growth Portfolio	Class ADV 1 Yr	Class ADV 3 Yrs	Class ADV 5 Yrs	Class ADV 10 Yrs	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class R6 1 Yr	Class R6 3 Yrs	Class R6 5 Yrs	Class R6 10 Yrs	Class S 1 Yr	Class S 3 Yrs	Class S 5 Yrs	Class S 10 Yrs	Class S2 1 Yr	Class S2 3 Yrs	Class S2 5 Yrs	Class S2 10 Yrs
USD ($)	129	413	719	1,586	68	225	396	890	68	214	373	835	94	304	531	1,185	109	351	612	1,359